Note 10 - Accounts Payable and Accrued Expenses (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 26, 2014
Share Price							$ 0.43
Selling, General and Administrative Expense	$ 989,223	$ 1,455,250	$ 2,843,694	$ 2,875,043	$ 3,551,522	$ 2,793,119
Officer [Member]
Stock Issued During Period, Shares, Issued for Services					738,837	664,410
Selling, General and Administrative Expense					$ 309,975	$ 294,579
Officer [Member] | Minimum [Member]
Share Price					$ 0.35	$ 0.35
Officer [Member] | Maximum [Member]
Share Price					$ 0.36	$ 0.65
Consultants 1 [Member]
Stock Issued During Period, Shares, Issued for Services					631,643	590,476
Selling, General and Administrative Expense					$ 360,364	$ 331,794
Consultants 1 [Member] | Minimum [Member]
Share Price					$ 0.35	$ 0.25
Consultants 1 [Member] | Maximum [Member]
Share Price					$ 0.36	$ 0.80